Calvert
Small/Mid-Cap Fund
September 30, 2024
Schedule of Investments (Unaudited)

Common Stocks — 97.1%

Security	Shares	Value
Aerospace & Defense — 2.4%
Hexcel Corp.	11,802	$ 729,718
Woodward, Inc.	4,813	825,477
		$ 1,555,195
Automobile Components — 2.8%
Dorman Products, Inc.(1)	16,449	$ 1,860,711
		$ 1,860,711
Banks — 6.2%
Commerce Bancshares, Inc.	27,205	$ 1,615,977
First Financial Bankshares, Inc.	33,850	1,252,789
SouthState Corp.	12,778	1,241,766
		$4,110,532
Biotechnology — 1.2%
Neurocrine Biosciences, Inc.(1)	6,909	$796,055
		$796,055
Broadline Retail — 0.4%
Etsy, Inc.(1)	4,328	$240,334
		$240,334
Building Products — 3.9%
AAON, Inc.	10,409	$1,122,506
AZEK Co., Inc.(1)	24,441	1,143,839
Janus International Group, Inc.(1)	32,434	327,908
		$2,594,253
Capital Markets — 4.0%
LPL Financial Holdings, Inc.	3,330	$774,658
Tradeweb Markets, Inc., Class A	15,022	1,857,771
		$2,632,429
Chemicals — 2.3%
Balchem Corp.	3,276	$576,576
Quaker Chemical Corp.	5,712	962,415
		$1,538,991
Commercial Services & Supplies — 0.7%
Rentokil Initial PLC ADR(2)	18,774	$468,036
		$468,036
Consumer Staples Distribution & Retail — 2.9%
Casey's General Stores, Inc.	1,105	$415,159
Performance Food Group Co.(1)	18,816	1,474,610
		$1,889,769
Security	Shares	Value
Containers & Packaging — 3.0%
AptarGroup, Inc.	12,324	$ 1,974,182
		$ 1,974,182
Electric Utilities — 1.1%
Alliant Energy Corp.	11,942	$ 724,760
		$ 724,760
Electronic Equipment, Instruments & Components — 1.1%
Badger Meter, Inc.	3,216	$ 702,407
		$ 702,407
Financial Services — 0.6%
Euronet Worldwide, Inc.(1)	3,852	$382,234
		$382,234
Food Products — 0.8%
Lamb Weston Holdings, Inc.	3,975	$257,341
Lancaster Colony Corp.	1,661	293,283
		$550,624
Ground Transportation — 1.6%
Landstar System, Inc.	5,638	$1,064,849
		$1,064,849
Health Care Equipment & Supplies — 4.1%
Cooper Cos., Inc.(1)	15,107	$1,666,906
Neogen Corp.(1)	21,420	360,070
Teleflex, Inc.	2,706	669,248
		$2,696,224
Health Care Providers & Services — 4.2%
Addus HomeCare Corp.(1)	8,077	$1,074,483
Chemed Corp.	2,840	1,706,755
		$2,781,238
Hotels, Restaurants & Leisure — 7.0%
Aramark	35,015	$1,356,131
Choice Hotels International, Inc.	5,256	684,857
Domino's Pizza, Inc.	1,966	845,655
Texas Roadhouse, Inc.	1,823	321,942
Wyndham Hotels & Resorts, Inc.	18,203	1,422,382
		$4,630,967
Household Durables — 1.3%
NVR, Inc.(1)	85	$834,003
		$834,003

Calvert
Small/Mid-Cap Fund
September 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Household Products — 1.0%
Church & Dwight Co., Inc.	6,333	$ 663,192
		$ 663,192
Industrial REITs — 3.7%
EastGroup Properties, Inc.	7,393	$ 1,381,160
Rexford Industrial Realty, Inc.	20,456	1,029,142
		$ 2,410,302
Insurance — 9.9%
American Financial Group, Inc.	7,451	$ 1,002,904
First American Financial Corp.	11,297	745,715
Kinsale Capital Group, Inc.	1,580	735,601
Ryan Specialty Holdings, Inc.	11,013	731,153
Selective Insurance Group, Inc.	12,397	1,156,640
W.R. Berkley Corp.	17,374	985,627
White Mountains Insurance Group Ltd.	685	1,161,897
		$6,519,537
Machinery — 9.3%
Albany International Corp., Class A	11,781	$1,046,742
Atmus Filtration Technologies, Inc.	21,484	806,295
ESCO Technologies, Inc.	5,570	718,419
Franklin Electric Co., Inc.	8,453	886,043
Graco, Inc.	11,516	1,007,765
Middleby Corp.(1)	6,955	967,649
Nordson Corp.	2,721	714,616
		$6,147,529
Media — 0.5%
John Wiley & Sons, Inc., Class A	7,302	$352,321
		$352,321
Multi-Utilities — 1.1%
CMS Energy Corp.	10,137	$715,976
		$715,976
Professional Services — 3.0%
CBIZ, Inc.(1)	22,341	$1,503,326
Dayforce, Inc.(1)(2)	7,936	486,080
		$1,989,406
Residential REITs — 2.2%
Equity LifeStyle Properties, Inc.	20,274	$1,446,347
		$1,446,347
Semiconductors & Semiconductor Equipment — 3.0%
Allegro MicroSystems, Inc.(1)	20,501	$477,673
Axcelis Technologies, Inc.(1)	5,028	527,186
Diodes, Inc.(1)	8,507	545,214
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Teradyne, Inc.	3,150	$ 421,879
		$ 1,971,952
Software — 5.9%
Altair Engineering, Inc., Class A(1)	4,191	$ 400,282
CCC Intelligent Solutions Holdings, Inc.(1)	92,717	1,024,523
Clearwater Analytics Holdings, Inc., Class A(1)	26,575	671,019
nCino, Inc.(1)	4,617	145,851
Progress Software Corp.	5,052	340,353
SPS Commerce, Inc.(1)	2,931	569,112
Tyler Technologies, Inc.(1)	1,234	720,311
		$3,871,451
Specialized REITs — 1.4%
CubeSmart	16,704	$899,176
		$899,176
Specialty Retail — 1.9%
Burlington Stores, Inc.(1)	2,771	$730,103
Group 1 Automotive, Inc.	1,400	536,256
		$1,266,359
Trading Companies & Distributors — 2.6%
Core & Main, Inc., Class A(1)	29,762	$1,321,433
Herc Holdings, Inc.	2,230	355,529
		$1,676,962
Total Common Stocks (identified cost $48,771,370)		$63,958,303

Calvert
Small/Mid-Cap Fund
September 30, 2024
Schedule of Investments (Unaudited) — continued

Short-Term Investments — 3.1%
Affiliated Fund — 3.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.83%(3)	2,034,306	$ 2,034,306
Total Affiliated Fund (identified cost $2,034,306)		$ 2,034,306
Securities Lending Collateral — 0.0%(4)
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.02%(5)	8,479	$ 8,479
Total Securities Lending Collateral (identified cost $8,479)		$ 8,479
Total Short-Term Investments (identified cost $2,042,785)		$ 2,042,785
Total Investments — 100.2% (identified cost $50,814,155)		$66,001,088
Other Assets, Less Liabilities — (0.2)%		$ (101,789)
Net Assets — 100.0%		$65,899,299

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at September 30, 2024. The aggregate market value of securities on loan at September 30, 2024 was $640,383 and the total market value of the collateral received by the Fund was $651,031, comprised of cash of $8,479 and U.S. government and/or agencies securities of $642,552.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of September 30, 2024.
(4)	Amount is less than 0.05%.
(5)	Represents investment of cash collateral received in connection with securities lending.

Abbreviations:
ADR	– American Depositary Receipt
REITs	– Real Estate Investment Trusts
The Fund did not have any open derivative instruments at September 30, 2024.

Calvert
Small/Mid-Cap Fund
September 30, 2024
Schedule of Investments (Unaudited) — continued

Affiliated Investments
At September 30, 2024, the value of the Fund's investment in funds that may be deemed to be affiliated was $2,034,306, which represents 3.1% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended September 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Affiliated Securities
Liquidity Fund, Institutional Class(1)	$1,292,607	$13,616,861	$(12,875,162)	$ —	$ —	$2,034,306	$56,580	$2,034,306

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of September 30, 2024, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$63,958,303(1)	$ —	$ —	$63,958,303
Short-Term Investments:
Affiliated Fund	2,034,306	—	—	2,034,306
Securities Lending Collateral	8,479	—	—	8,479
Total Investments	$66,001,088	$ —	$ —	$66,001,088

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
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